TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of operations	$ 3,703	$ 4,372	$ 5,116
Tax rate	23.00%	23.00%	23.00%
Theoretical tax	$ 852	$ 1,006	$ 1,177
Increase (decrease) in taxes:
Non-deductible items	246	264	32
Losses and other items for which a valuation allowance was provided	620	369	972
Repatriation of undistributed earnings	144
Realization of carryforward tax losses for which valuation allowance was provided	(67)	(386)	(1,293)
Changes in valuation allowance	(42)	(862)	(377)
Tax rate differences in subsidiaries and benefit from reduced tax rates	139	(26)	223
Provision for uncertain tax positions	456	654	717
Taxes in respect of prior years	26	(1)	(2)
Tax withheld against which valuation allowance was provided	678	694	755
Investment tax credit	(132)	(163)	(180)
Other	81	4	48
Total taxes on income	$ 3,001	$ 1,553	$ 2,072